LEASES (Details Narrative) - USD ($) $ in Thousands		1 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jan. 02, 2020	Dec. 31, 2019
Weighted average remaining lease term			6 years 7 months 6 days	7 years 1 month 6 days
Weighted average discount rate leases percentage			6.40%	6.00%
Right-of-use lease assets			$ 3,989	$ 4,384			$ 3,892
Lease liabilities				4,567
Finance lease assets			$ 652	597
Finance lease liabilities				$ 315
North Carolina Lease [Member]
Weighted average remaining lease term					5 years
Lease, description		In June 2020, the Company entered into an amendment of its North Carolina lease extending it for an additional ten years, commencing on June 1, 2020 and continuing until May 31, 2030. The minimum rent per rentable square foot pursuant to the amendment is $14.10 from June 1, 2020 to May 31, 2021, with annual increases of 3%
Lease rent increasing percentage		3.00%
Lessee, operating lease, option to extend		the Company has two options to extend the term for a period of five years each.
Lessee, operating lease, option to terminate		the Company has the irrevocable right to terminate the lease on November 30, 2025, as well as on November 30, 2027.
Increase decrease in operating lease asset and liability	$ 2,800
Accounting Standards Update 2016-02 [Member]
Right-of-use lease assets						$ 2,400
Lease liabilities						2,500
Cumulative adjustment to opening accumulated deficit						100
Accounting Standards Update 2016-02 [Member] | BioPharma Acquisition [Member]
Right-of-use lease assets						2,200
Finance lease assets						500
Finance lease liabilities						$ 500